Derivative Financial Instruments - Fair Value Hedges (Details) - Fixed maturities, available-for-sale - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value Hedges
Amortized cost of hedged item - Active hedging relationships	$ 3,498.6	$ 1,859.9
Amortized cost of hedged item - Discontinued hedging relationships	48.8	79.7
Amortized cost of hedged item - Active or discontinued hedging relationships	3,547.4	1,939.6
Cumulative amount of fair value hedging basis adjustment - Active hedging relationships	(153.4)	(7.1)
Cumulative amount of fair value hedging basis adjustment - Discontinued hedging relationships	1.3	2.8
Cumulative amount of fair value hedging basis adjustment - Active or discontinued hedging relationships	(152.1)	(4.3)
Amortized cost basis of closed portfolio used in last-of-layer hedging relationship	3,256.9	1,390.4
Cumulative basis adjustments associated with last-of-layer hedging relationship	(102.4)	(3.9)
Amount of hedged item in last-of-layer hedging relationship	$ 1,110.0	$ 510.0